Introduction, basis of presentation of the consolidated financial statements and other information (Details)	12 Months Ended
Dec. 31, 2017
Statement
Minimum three-year cumulative inflation rate for classifying economy as inflationary	26.00%
Total Shareholders' Equity Attributable to the Parent
Statement
Ownership interest (as a percent)	99.99%